JPMorgan US Equity Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	24.13%	15.86%	13.42%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.09%	14.02%	11.38%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.27%	12.27%	10.39%